Income taxes - Provision for Income Taxes (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate	CAD 34,317	CAD 34,516
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(11,363)	(5,943)
Non-controlling interests share of income	13,973	12,511
Allowance for equity funds used during construction	(1,100)	(935)
Capital gain rate differential	(3,612)	(961)
Non-deductible acquisition costs	1,996	365
Change in valuation allowance	2,841	109
Recognition of deferred credit	0	(2,448)
Adjustment relating to prior periods	(711)	2,431
CRA Settlement	0	2,709
Other	795	1,359
Income tax expense	CAD 37,136	CAD 43,713